Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by revenue type for the years ended December 31, 2019 and 2018:

	Year ended on December 31,
	2019	2018
	USD in thousands
Products	188	174
Services	121	217
	309	391

Schedule of Contract Liabilities	The Company’s contract liabilities as of March 31, 2020 and December 31, 2019 were as follows:
	March 31,	December 31,
	2020	2019
	USD in thousands
Contract liabilities	546	502

The Company’s contract liabilities as of December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	200	8
Deferred revenue relating to new sales	387	200
Revenue recognition during the period	(85)	(8)
Balance at end of year	502	200